Material accounting policies (Policies)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
General information

3.1 General information

The consolidated financial statements cover Locafy Limited as a consolidated entity consisting of Locafy Limited and the entity it controlled at the end of, or during, the year. The consolidated financial statements are presented in Australian dollars, which is Locafy Limited’s functional and presentation currency.

A description of the nature of the consolidated entity’s operations and its principal activities are included in the directors’ report, which is not part of the consolidated financial statements. The consolidated financial statements were authorized for issue, in accordance with a resolution of directors, on 11 November 2025.

Basis of preparation

3.2 Basis of preparation

These general purpose consolidated financial statements have been prepared in accordance with Australian Accounting Standards and Interpretations issued by the Australian Accounting Standards Board (‘AASB’) and the Corporations Act 2001, as appropriate for for-profit oriented entities. These consolidated financial statements also comply with IFRS Accounting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’).

Historical cost convention

The consolidated financial statements have been prepared under the historical cost convention, except for, where applicable, the revaluation of financial assets and liabilities at fair value through profit or loss, financial assets at fair value through other comprehensive income, investment properties, certain classes of property, plant and equipment and derivative financial instruments.

Critical accounting estimates

The preparation of the consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Consolidated Entity’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 4.

Parent entity information

In accordance with the Corporations Act, these consolidated financial statements present the results of the Consolidated Entity only. Supplementary information about the parent entity is disclosed in Note 33.

Going concern basis

The consolidated financial statements have been prepared on a going concern basis, which contemplates continuity of normal business activities and the realization of assets and the settlement of liabilities in the ordinary course of business. The directors believe that it is reasonably foreseeable that the consolidated group will continue as a going concern, and that it is appropriate to adopt the going concern basis in the preparation of the financial report, after consideration of the factors noted within this report.

The Group incurred a net loss after tax of $4,314,231 and experienced net cash outflows from operating activities of $688,667 for the year ended 30 June 2025.

As at 30 June 2025, the Group had a cash and cash equivalents balance of $594,671 and reported current assets exceed its current liabilities by $153,092, due in part to the R&D Tax Incentives receivable which is based on the Group’s best estimate and for which there is reasonable assurance that these will be received. Post-30 June 2025, the Company sold 69,728 ordinary shares for total gross proceeds of US$514,656 (A$781,581).  Following this capital raise, on a proforma basis as of 1 July 2025, the Consolidated Entity and Company had a cash and cash equivalents balance of $1,376,252 and current assets exceed current liabilities by $934,673.

The Group’s ability to continue as going concerns and to pay their debts as and when they fall due is dependent on generating additional revenues from its operations, managing all costs in line with management’s forecasts and, raising further capital. These conditions indicate that there is substantial doubt about the Group’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. As a result, the Group may be unable to realize its assets and discharge its liabilities and commitments in the normal course of business and at the amount stated in the financial report.

Management have prepared a cash flow forecast on this basis which indicates that the Group will have sufficient cash flows to meet minimum operating overheads and committed expenditure requirements for the 12 month period from the date of signing the financial report if they are successful in meeting those forecasts and after consideration of the following factors:

●	regular review of management accounts and cash flow forecast, incorporating expected cash inflows from sales and collection of trade receivables;
●	close supervision by management of both its operating costs and corporate overheads;
●	sales pipeline continues to grow and the Group is confident of achieving further sales growth across a number of existing and new customers and different product offerings;
●	subsequent to balance date, the Group has raised a further US$514,656 (A$781,581) before costs;
●	the Group has the ability to raise an additional US$1,324,023, under an established At-The-Market share sale facility; and
●	the ability to raise additional capital, if required.

At the date of this report, based on current data and projections available, the Directors are of the opinion that there are reasonable grounds to expect that the Group’s operational and financial performance will improve and will be able to continue as a going concern. Accordingly, no adjustments have been made to the financial report relating to the recoverability and classification of any asset carrying amounts or the amounts and classification of liabilities that might be necessary should the Group not continue as a going concern.

Reclassification of prior period amounts

3.3 Reclassification of prior period amounts

Certain comparative amounts in the prior year consolidated financial statements have been reclassified to conform with the current year’s presentation and to provide greater transparency and consistency. These reclassifications relate solely to the presentation of line items and do not affect previously reported net loss, net assets, or cash flows.

The key reclassifications are as follows:

●	Share-based payment expense – Amounts previously included within “Employee benefits expense” have been presented separately in the statement of profit or loss and other comprehensive income to enhance transparency of share-based payment costs;
●	Foreign exchange gain/(loss) – Prior year amounts relating to foreign exchange differences were previously included within “Other expenses” or “Other Income”. These have been reclassified to “Foreign exchange gain/(loss)” to align with the current year presentation and improve comparability (see Notes 6 and 8); and
●	Goods and services tax (GST) receivable – Amounts previously included in “Trade and other receivables” has been reclassified to “Trade and other payables” to present a net payable amount to provide a more consistent classification with the current year presentation (see Notes 10 and 16).

Revenue

3.4 Revenue

Overview

Revenue arises mainly from the sale of digital marketing solutions and associated services. To determine whether to recognize the revenue, the Company follows a 5-step process:

1.	Identifying the contract with a customer.
2.	Identifying performance obligations.
3.	Determining the transaction price.
4.	Allocating the transaction price to the performance obligations.
5.	Recognizing revenue when/as performance obligations are satisfied.

The Company often enters into transactions involving a range of the Company’s products and services, for example for the delivery of software and related implementation services.

In all cases, the total transaction price for a contract is allocated amongst the various performance obligations based on their relative stand-alone selling prices. The transaction price for a contract excludes any amounts collected on behalf of third parties.

Revenue is recognized either at a point in time or over time, when (or as) the Company satisfies performance obligations by transferring the promised goods or services to its customers.

The Company recognizes contract liabilities for consideration received in respect of unsatisfied performance obligations and reports these amounts as contract liabilities in the statement of financial position (see Note 20). Similarly, if the Company satisfies a performance obligation before it receives the consideration, the Company recognizes either a contract asset or a receivable in its statement of financial position, depending on whether something other than the passage of time is required before the consideration is due.

Consideration received can be variable in nature, based upon customer usage in excess of contractually agreed units. The variable consideration is included in the transaction price at the company’s best estimate, using either an expected value or most likely outcome, whichever provides the best estimate and is included in revenue to the extent that it is highly probable that there will be no significant reversal of the cumulative amount of revenue when any price uncertainty is resolved.

Revenue from products and services

Subscriptions

Revenues from the sale of product licenses are recognized during the period in which the subscription is made available to our customers for use. The SaaS and related support revenue (if any) is recognized over time, being the subscription period, as the customer simultaneously receives and consumes the benefit of accessing product licenses.

Access to the product license is not considered distinct from other performance obligations, as access to any product license alone does not allow the customer to obtain substantially all the benefits of the access, and is therefore accounted for as a single performance obligation.

Advertising

We own and operate a network of more than 60 million web pages. The vast majority of these web pages are related to business directories; however, we are focused on increasing the number of article web pages as the content for these types of web pages a generally more “rich” and therefore more engaging for readers. In situations where a web page is published for free (i.e. non-sponsored content) we may choose to monetize those pages through advertising placements. Advertising revenue is generally derived on a Pay-Per-Impression or similar basis and recognized during the period in which the advertisements are published (ie at a point in time).

Services

Where the Company provides services which involve developing a customer-specific website design or implementing a solution, in such cases, revenue is recognized during the period in which the professional services were delivered or upon the achievement of agreed performance obligations (ie. At a point in time).

Foreign currencies

3.5 Foreign currencies

The individual financial statements of each group entity are presented in the currency of the primary economic environment in which the entity operates (its functional currency). For the purpose of the consolidated financial statements, the results and financial position of each group entity are expressed in Australian dollars (A$), which is the functional currency of the Company and the presentation currency for the consolidated financial statements.

In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

For the purpose of presenting these consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into Australian dollars using exchange rates prevailing at the end of the reporting period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.

Government grants

3.6 Government grants

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with. When the grant relates to an expense item, it is recognized as income on a systematic basis over the periods that the related costs, for which it is intended to compensate, are expensed.

When the grant relates to costs that are capitalized (eg having met the recognition criteria under AASB 138 Intangible Assets) the grant is deducted from the carrying amount of the capitalized asset and amortized over the expected useful life of the related asset. When the Group receives grants of non-monetary assets, the asset and the grant are recorded at nominal amounts and released to profit or loss over the expected useful life of the asset, based on the pattern of consumption of the benefits of the underlying asset by equal annual instalments.

Employee benefits

3.7 Employee benefits

A liability is recognized for benefits accruing to employees in respect of wages and salaries, annual leave, long service leave, when it is probable that settlement will be required and they are capable of being measured reliably.

Liabilities recognized in respect of short-term employee benefits, are measured at their nominal values using the remuneration rate expected to apply at the time of settlement.

Liabilities recognized in respect of long-term employee benefits are measured as the present value of the estimated future cash outflows to be made by the Group in respect of services provided by employees up to reporting date.

Share-based payments arrangements

3.8 Share-based payments arrangements

Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or service received, except where that fair value cannot be estimated reliably, in which case they are measured at their fair value of the equity instruments granted, measured at the date the entity obtains the goods or the counterparty renders the service.

Taxation

3.9 Taxation

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from profit before tax as reported in the consolidated statement of profit or loss and other comprehensive income because of items of income or expense that are taxable or deductible in other years, and items that are never taxable or deductible. The Group’s current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary differences arise from the initial recognition of assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reported period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Property, plant and equipment

3.10 Property, plant and equipment

Fixtures and equipment are stated at cost less accumulated depreciation and accumulated impairment losses.

Depreciation is recognized so as to write off the cost or valuation of assets less their residual values over their useful lives, using the diminishing value method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. The following useful lives are applied:

Class of fixed asset	Depreciation rate
Leasehold improvements	Remaining lease term
IT equipment	10-25%
Other equipment	20%

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property, plant and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

In the case of right-of-use assets, expected useful lives are determined by reference to comparable owned assets or the lease term, if shorter. Material residual value estimates and estimates of useful life are updated as required, but at least annually.

Gains or losses arising on the disposal of property, plant and equipment are determined as the difference between the disposal proceeds and the carrying amount of the assets and are recognized in profit or loss within other income or other expenses.

Intangible assets other than goodwill

3.11 Intangible assets other than goodwill

Research and development

Expenditure on research activities is recognized as an expense in the period in which it is incurred. An internally-generated intangible asset arising from development is recognized if, and only if, all of the following have been demonstrated:

●	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
●	the intention to complete the intangible asset and use or sell it;
●	the ability to use or sell the intangible asset;
●	how the intangible asset will generate probable future economic benefits;
●	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
●	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the expenditure incurred from the date when the intangible asset first meets the recognition criteria listed above. Where no internally-generated intangible asset can be recognized, development expenditure is recognized in profit or loss in the period in which it is incurred.

Subsequent to initial recognition, internally-generated intangible assets are reported at cost, less accumulated amortization and accumulated impairment losses.

Research and development tax incentives

The Group accounts for refundable Research and Development (R&D) tax incentives received under the Australian Government’s R&D Tax Incentive scheme as government grants, in accordance with AASB 120 Accounting for Government Grants and Disclosure of Government Assistance.

Recognition of the R&D tax incentive occurs when there is reasonable assurance that the entity will comply with the conditions attached to the grant and the grant will be received. The grant is recognized in profit or loss on a systemic basis over the periods in which the related R&D costs are incurred, to match the benefit of the grant with the costs it is intended to compensate.

Where R&D costs are expensed, the grant income is recognized as other income in the same period. Where R&D costs are capitalized (have met the recognition criteria under AASB 138 Intangible Assets), the grant is deducted from the carrying amount of the capitalized asset and amortized over the useful life of the asset.

Trademarks

Trademarks are recognized at cost of acquisition and amortized over their useful lives. They have a finite life and are reported at cost less accumulated amortization and accumulated impairment losses.

Databases

Databases are recognized at cost of acquisition and amortized over their useful lives. They have a finite life as data becomes dated and are reported at cost less accumulated amortization and accumulated impairment losses.

The following useful lives are applied:

Class of intangible asset	Amortization rate
Trademarks	10%
Databases	16.67%
Websites	20%
Capitalized development costs	25%

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). When it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment at least annually, and whenever there is an indication that the asset may be impaired.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the impairment loss is treated as a revaluation decrease.

When an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no loss been recognized for the asset in prior years. A reversal of an impairment loss is recognized immediately in profit or loss, unless the relevant asset is carried at a revalued amount, in which case the reversal of the impairment loss is treated as a revaluation increase.

Provisions

3.12 Provisions

Provisions for legal disputes, onerous contracts or other claims are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Company and amounts can be estimated reliably. The timing or amount of the outflow may still be uncertain.

Provisions are not recognized for future operating losses.

Provisions are measured at the estimated expenditure required to settle the present obligation, based on the most reliable evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. Provisions are discounted to their present values, where the time value of money is material.

No liability is recognized if an outflow of economic resources as a result of present obligations is not probable. Such situations are disclosed as contingent liabilities unless the outflow of resources is remote.

Financial instruments

3.13 Financial instruments

Recognition and derecognition

Financial assets and financial liabilities are recognized when the Group becomes a party to the contractual provisions of the financial instrument.

Financial assets are derecognized when the contractual rights to the cash flows from the financial asset expire, or when the financial asset and substantially all the risks and rewards are transferred. A financial liability is derecognized when it is extinguished, discharged, cancelled or expires.

Classification and initial measurement of financial assets

All financial assets are initially measured at fair value adjusted for transaction costs (where applicable). Financial assets are classified into one of the following categories:

●	amortized cost, or
●	fair value through profit or loss (FVTPL).

In the periods presented the Group does not have any financial assets categorized as FVTPL.

The classification is determined by both:

●	the entity’s business model for managing the financial asset, and
●	the contractual cash flow characteristics of the financial asset.

All revenue and expenses relating to financial assets that are recognized in profit or loss are presented within finance costs, finance income or other financial items.

Subsequent measurement of financial assets

Financial assets are measured at amortized cost if the assets meet the following conditions (and are not designated as FVTPL):

●	they are held within a business model whose objective is to hold the financial assets and collect its contractual cash flows, and
●	the contractual terms of the financial assets give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding.

After initial recognition, these are measured at amortized cost using the effective interest method. Discounting is omitted where the effect of discounting is immaterial.

Impairment of financial assets

IFRS 9’s impairment requirements use forward-looking information to recognize expected credit losses – the “expected credit loss (ECL) model”. Instruments within the scope of the requirements included loans and other debt-type financial assets measured at amortized cost, trade receivables, contract assets recognized and measured under IFRS 15 and loan commitments and some financial guarantee contracts (for the issuer) that are not measured at fair value through profit or loss.

The Group considers a broader range of information when assessing credit risk and measuring expected credit losses, including past events, current conditions, reasonable and supportable forecasts that affect the expected collectability of the future cash flows of the instrument.

Trade and other receivables and contract assets

The Group makes use of a simplified approach in accounting for trade and other receivables as well as contract assets and records the loss allowance as lifetime expected credit losses. These are the expected shortfalls in contractual cash flows, considering the potential for default at any point during the life of the financial instrument. In calculating, the Group uses its historical experience, external indicators and forward-looking information to calculate the expected credit losses. The Group assesses impairment of trade receivables on an individual account basis.

Classification and measurement of financial liabilities

The Group’s financial liabilities include borrowings, trade and other payables.

Financial liabilities are initially measured at fair value, and, where applicable, adjusted for transaction costs unless the Group designated a financial liability at fair value through profit or loss.

Subsequently, financial liabilities are measured at amortized cost using the effective interest method except for derivatives and financial liabilities designated at FVTPL, which are carried subsequently at fair value with gains or losses recognized in profit or loss (other than derivative financial instruments that are designated and effective as hedging instruments). All interest-related charges and, if applicable, changes in an instrument’s fair value that are reported in profit or loss are included within finance costs or finance income.

Convertible Notes

The component parts of convertible notes issued by the Group are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument. Conversion options that will be settled by the exchange of a fixed amount of cash or another financial asset for a fixed number of the Company’s own equity instruments is an equity instrument.

At the date of issue, the fair value of the liability component is estimated using the prevailing market interest rate for similar non-convertible instruments. This amount is recognized as a liability on an amortized cost basis using the effective interest method until extinguished upon conversion or at the instrument’s maturity date.

Trade and other receivables

3.14 Trade and other receivables

The Company makes use of a simplified approach in accounting for trade and other receivables and records the loss allowance as lifetime expected credit losses. These are expected shortfalls in contractual cash flows, considering the potential for default at any point during the lifetime of the financial instrument. In calculating, the Company uses its historical experience, external indicators and forward-looking information to calculate expected credit losses using a provision matrix.

The Group assess impairment of trade receivables on a collective basis as they possess shared credit risk characteristics they have been grouped based on the days past due. Refer to Note 3.13 for a detailed analysis of how the impairment requirements of IAS 9 are applied.

Goods and services tax

3.15 Goods and services tax

Revenues, expenses and assets are recognized net of the amount of goods and services tax (GST), except:

i.	where the amount of GST incurred is not recoverable from the taxation authority, it is recognized as part of the cost of acquisition of an asset or as part of an item of expense; or
ii.	for receivables and payable which are recognized inclusive of GST.

The net amount of GST recoverable from, or payable to, the taxation authority is included as part of receivables or payables.

Cash flows are included in the cash flow statement on a gross basis. The GST component of cash flows arising from investing and financing activities which is recoverable from, or payable to, the taxation authority is classified within operating cash flows.

Leases

3.16 Leases

For any new contracts entered into the Company considers whether a contract is, or contains a lease. A lease is defined as “a contract, or part of a contract, that conveys the right to use an asset (the underlying asset) for a period of time in exchange for consideration”. To apply this definition the Company assesses whether the contract meets three key evaluations which are whether:

1.	the contract contains an identified asset, which is either explicitly identified in the contract or implicitly specified by being identified at the time the asset is made available to the Company;
2.	the Company has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use, considering its rights within the defined scope of the contract;
3.	the Company has the right to direct the use of the identified asset throughout the period of use. The Company assess whether it has the right to direct ‘how and for what purpose’ the asset is used throughout the period of use.

At lease commencement date, the Company recognizes a right of use asset and a lease liability on the balance sheet. The right of use asset is measured at cost, which is made up of the initial measurement of the lease liability, any initial direct costs incurred by the Company, an estimate of any costs to dismantle and remove the asset at the end of the lease, and any lease payments made in advance of the lease commencement date (net of any incentives received).

The Company depreciates the right of use assets on a straight-line basis from the lease commencement date to the earlier of the end of the useful life of the right of use asset or the end of the lease term. The Company also assesses the right of use asset for impairment when such indicators exist.

At the commencement date, the Company measures the lease liability at the present value of the lease payments unpaid at that date, discounted using the interest rate implicit in the lease if that rate is readily available or the Company’s incremental borrowing rate.

Lease payments included in the measurement of the lease liability are made up of fixed payments (including in substance fixed), variable payments based on an index or rate, amounts expected to be payable under a residual value guarantee and payments arising from options reasonably certain to be exercised.

Subsequent to initial measurement, the liability will be reduced for payments made and increased for interest. It is remeasured to reflect any reassessment or modification, or if there are changes in in-substance fixed payments.

When the lease liability is remeasured, the corresponding adjustment is reflected in the right of use asset, or profit and loss if the right of use asset is already reduced to zero.

The Company has elected to account for short-term leases and leases of low-value assets using the practical expedients. Instead of recognizing a right of use asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Short-term leases and leases of low value

Short-term leases (lease term of 12 months or less) and lease of low value assets (under A$5,000) are recognized as incurred as an expense in the consolidated income statement.

Equity, reserves and dividend payments

3.17 Equity, reserves and dividend payments

Issued capital represents the nominal value of shares that have been issued.

Other components of equity include the following:

●	share based payments and other reserve – comprises equity-settled employee benefits and equity-settled supplier payments (see Notes 3.7 and 3.8); and
●	foreign currency translation reserve – comprises foreign currency translation differences arising from the translation of financial statements of the Group’s foreign entity into functional currency (see Note 3.5).

Accumulated losses include all current and prior period accumulated losses.

All transactions with owners of the parent are recorded separately within equity.

Dividend distributions payable to equity shareholders are included in other liabilities when the dividends have been approved in a general meeting prior to the reporting date.